FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Other Comprehensive Income
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

21)       FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

a)	Financial assets at fair value through other comprehensive income

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	158,709,952	1,971,895	(4,806,960)	155,874,887
Corporate debt securities	6,063,483	226,766	(154,898)	6,135,351
Bank debt securities	7,566,014	531,470	(1,959,835)	6,137,649
Brazilian sovereign bonds	8,758,526	215,947	(88,968)	8,885,505
Foreign governments securities	6,670,843	-	(10,858)	6,659,985
Mutual funds	2,109,073	23,146	(4,265)	2,127,954
Marketable equity securities and other stocks	8,318,376	445,925	(1,069,095)	7,695,206
Balance on December 31, 2021 (1)	198,196,267	3,415,149	(8,094,879)	193,516,537

Brazilian government securities	134,289,029	9,310,390	(100,977)	143,498,442
Corporate debt securities	4,828,945	162,121	(97,033)	4,894,033
Bank debt securities	6,637,552	745,867	(1,256,114)	6,127,305
Brazilian sovereign bonds	9,222,104	608,077	(257,808)	9,572,373
Foreign governments securities	6,501,034	7,184	-	6,508,218
Mutual funds	2,939,361	14,770	(3,548)	2,950,583
Marketable equity securities and other stocks	9,895,440	2,631,980	(236,399)	12,291,021
On December 31, 2020 (2)	174,313,465	13,480,389	(1,951,879)	185,841,975

(1) In December 2021, Management reclassified securities measured at fair value through other comprehensive income to measured at fair value through profit or loss, in the amount of R$40,305,887 thousand, reflected in profit or loss, in the gross amount of R$(1,373,557) Thousand. This reclassification was the result of the alignment of risk and capital management.

; and

(2) In June 2020, Management reclassified the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.

b)	Maturity

	R$ thousand
	On December 31, 2021		On December 31, 2020
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	45,423,965	44,163,006	60,234,322	59,892,379
From 1 to 5 years	50,015,025	49,467,861	64,073,593	67,388,842
From 5 to 10 years	58,965,698	57,653,004	14,913,201	15,784,368
Over 10 years	33,364,130	32,409,506	22,257,548	27,534,782
No stated maturity	10,427,449	9,823,160	12,834,801	15,241,604
Total	198,196,267	193,516,537	174,313,465	185,841,975

The financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income, totalled R$66,690,800 thousand on December 31, 2021 (2020 – R$35,548,882 thousand), being composed mostly of Brazilian government bonds.

c)	Investments in equity instruments designated at fair value through other comprehensive income

	R$ thousand
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	8,318,376	(623,170)	7,695,206
Total on December 31, 2021	8,318,376	(623,170)	7,695,206

Marketable equity securities and other stocks	9,895,440	2,395,581	12,291,021
Total on December 31, 2020	9,895,440	2,395,581	12,291,021

The Company adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a given market.

d)	Reconciliation of expected losses of financial assets at FVOCI:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets at FVOCI on December 31, 2019	39,840	12,699	145,923	198,462
Transferred to Stage 1	-	(306)	-	(306)
Transferred to Stage 2	(1,088)	-	-	(1,088)
Transfer from Stage 1	-	1,088	-	1,088
Transfer from Stage 2	306	-	-	306
New assets originated or purchased/Assets settled or paid	58,906	(10,305)	(137,159)	(88,558)
Expected loss of financial assets at FVOCI on December 31, 2020	97,964	3,176	8,764	109,904
Transferred to Stage 1	-	-	-	-
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	-	-	-	-
New assets originated or purchased/Assets settled or paid	127,117	(1,245)	157,909	283,781
Expected loss of financial assets at FVOCI on December 31, 2021	225,081	1,931	166,673	393,685